SCHEDULE OF WARRANTS OUTSTANDING (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant shares outstanding at beginning	186,614	43,698	13,031
Weighted average exercise price, outstanding at beginning	$ 176.85	$ 875.40	$ 1,965
Weighted average remaining life, outstanding	3 years	4 years 7 months 6 days	3 years 7 months 6 days	3 years 4 months 24 days
Intrinsic value, outstanding beginning		$ 5,514	$ 801,024
Warrant shares outstanding, Issued		154,088	81,834
Weighted average exercise price, Issued		$ 20.55	$ 154.65
Warrant shares outstanding, exercised	(130,267)	(8,134)	(51,167)
Exchanged for common stock
Weighted average exercise price, exercised	$ 20.55	$ 20.55
Warrant shares outstanding, Forfeited		(3,038)
Weighted average exercise price, Forfeited		$ 1,672.50
Warrant shares outstanding at end	56,308	186,614	43,698	13,031
Weighted average exercise price, outstanding at end	$ 536.70	$ 176.85	$ 875.40	$ 1,965
Warrant shares outstanding, exercisable	56,308	186,614
Weighted average exercise price, exercisable	$ 536.70	$ 176.85
Weighted average remaining life, exercisable	3 years	4 years 7 months 6 days
Intrinsic value, outstanding ending			$ 5,514	$ 801,024
Warrant shares outstanding,expired	(39)
Weighted average exercise price, expired	$ 2,400.00
Intrinsic value, exercisable